Pacer US Cash Cows Growth ETF
Schedule of Investments
January 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.7%
Aerospace/Defense - 11.0%
Lockheed Martin Corp.	164	$70,212
Northrop Grumman Corp.	184	68,921
		139,133
Apparel - 1.2%
Deckers Outdoor Corp. (a)	38	7,255
Skechers U.S.A, Inc. - Class A (a)	211	7,889
		15,144
Biotechnology - 0.6%
Exelixis, Inc. (a)	409	7,035
Building Materials - 2.9%
Eagle Materials, Inc.	56	5,106
Fortune Brands Home & Security, Inc.	188	12,917
Masco Corp.	383	18,200
		36,223
Chemicals - 5.0%
Celanese Corp.	163	16,870
Dow, Inc.	998	45,978
		62,848
Commercial Services - 0.5%
FTI Consulting, Inc. (a)	51	6,123
Computers - 8.9%
Apple, Inc.	229	70,878
CACI International, Inc. (a)	34	9,093
Fortinet, Inc. (a)	231	26,648
Perspecta, Inc.	218	6,119
		112,738
Electric - 1.0%
NRG Energy, Inc.	339	12,506
Electrical Components & Equipment - 0.8%
Hubbell, Inc.	73	10,456
Electronics - 2.7%
Gentex Corp.	341	10,152
Keysight Technologies, Inc. (a)	253	23,526
		33,678
Energy-Alternate Sources - 0.5%
SolarEdge Technologies, Inc. (a)	66	6,459
Engineering & Construction - 0.9%
KBR, Inc.	191	5,195
MasTec, Inc. (a)	103	5,948
		11,143
Hand/Machine Tools - 0.6%
Lincoln Electric Holdings, Inc.	83	7,402
Home Builders - 2.8%
NVR, Inc. (a)	5	19,085
PulteGroup, Inc.	365	16,297
		35,382
Internet - 7.5%
Booking Holdings, Inc. (a)	32	58,578
eBay, Inc.	1,095	36,748
		95,326
Iron/Steel - 0.8%
Reliance Steel & Aluminum Co.	90	10,332
Leisure Time - 0.6%
Polaris Industries, Inc.	83	7,623
Lodging - 0.4%
Boyd Gaming Corp.	150	4,477
Metal Fabricate/Hardware - 0.4%
The Timken Co.	102	5,358
Miscellaneous Manufacturing - 0.9%
Carlisle Cos., Inc.	77	12,030
Office Furnishings - 0.2%
Herman Miller, Inc.	80	3,092
Office/Business Equipment - 2.2%
Xerox Holdings Corp.	291	10,351
Zebra Technologies Corp. (a)	73	17,448
		27,799
Oil & Gas - 5.1%
ConocoPhillips	1,012	60,143
Murphy USA, Inc. (a)	42	4,291
		64,434
Retail - 2.7%
AutoZone, Inc. (a)	32	33,855
Semiconductors - 32.4%
Analog Devices, Inc.	496	54,436
Applied Materials, Inc.	1,051	60,947
Broadcom, Inc.	201	61,337
Lam Research Corp.	196	58,449
Microchip Technology, Inc.	322	31,389
Micron Technology, Inc. (a)	1,229	65,248
Qorvo, Inc. (a)	157	16,620
QUALCOMM, Inc.	723	61,679
		410,105
Software - 2.0%
J2 Global, Inc.	66	6,327
Take-Two Interactive Software, Inc. (a)	153	19,070
		25,397
Telecommunications - 5.1%
Arista Networks, Inc. (a)	103	23,004
Motorola Solutions, Inc.	231	40,887
		63,891
TOTAL COMMON STOCKS (Cost $1,278,223)		1,259,989

EXCHANGE TRADED FUNDS - 0.3%
Invesco S&P 500 Pure Growth ETF	31	3,962
TOTAL EXCHANGE TRADED FUNDS (Cost $3,955)		3,962

SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account, 1.50% (b)	1,574	1,574
TOTAL SHORT-TERM INVESTMENTS (Cost $1,574)		1,574

Total Investments (Cost $1,283,752) - 100.1%		1,265,525
Liabilities in Excess of Other Assets - (0.1)%		(1,087)
TOTAL NET ASSETS - 100.0%		$1,264,438

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is as of January 31, 2020

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2020 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of  Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2020:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 1,259,989	$ -	$ -	$ -	$ 1,259,989
Exchange Traded Funds	3,962	-	-	-	3,962
Short-Term Investments	1,574	-	-	-	1,574
Total Investments in Securities	$ 1,265,525	$ -	$ -	$ -	$ 1,265,525
^ See Schedule of Investments for industry breakouts.
For the period ended January 31, 2020, the Fund did not recognize any transfers to or from Level 3.